Document And Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	GENESCO INC.
Entity Central Index Key	0000018498
Entity Emerging Growth Company	false
Entity File Number	1-3083
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-0211340
Entity Address, Address Line One	535 Marriott Drive
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	615
Local Phone Number	367-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	GCO
Security Exchange Name	NYSE